LAND USE RIGHTS, NET (Tables) (Land Use Right)	12 Months Ended
Dec. 31, 2013
Land Use Right
LAND USE RIGHTS, NET
Schedule of land use rights
	As of December 31,
	2012	2013
	RMB	RMB
Land use rights	2,218	2,218
Less: accumulated amortization	(149)	(193)
Land use rights, net	2,069	2,025